General Information and Basis of Operation	12 Months Ended
Dec. 31, 2025
General Information and Basis of Operation [Abstract]
General information and basis of operation
1.	General information and basis of operation

Everbright Digital Holding Limited is a company incorporated in the Cayman Islands with limited liability. Everbright Digital Holding Limited together with its subsidiaries are defined as the “Company”. As of the date of this report, the Company’s immediate and ultimate parent company is Everbright Digital Global Limited (“Everbright Global”). As of the date of this report, Everbright Global is 100% owned by Mr. Leung Chun Yip (Mr. “Leung”). As of the date of this report, details of the Company and its subsidiaries are as follows:

Name of entity	Date of incorporation	Holding company	Nature of business
Everbright Digital Holding Limited (“Everbright Holding”)	May 18, 2023	Everbright Digital Global Limited	Investment holding
Everbright Digital International Limited (“Everbright International”)	June 1, 2023	Everbright Digital Holding Limited	Investment holding
Hong Kong United Metaverse Limited (“Metaverse”)	March 31, 2021	Everbright Digital International Limited	Electronic Marketing Service

The Company was incorporated on May 18, 2023 and 50,000 Ordinary Shares were acquired by Everbright Global on the same day. On April 26, 2024, for the ease of future capital restructuring in preparing the initial public offering, 49,900 Ordinary Shares of US$1 each were surrendered by the holding company, Everbright Global, to the Company without consideration. On May 8, 2024, pursuant to a Reorganization Agreement, the Company, through Everbright International, acquired 100% interest in Metaverse by the issue of 1 Ordinary Share of US$1 to Everbright Global as considerations.

On June 1, 2023, the Company set up its wholly-owned subsidiary Everbright International as an intermediary holding company.

Metaverse was incorporated on March 31, 2021 with 1 Ordinary Share of HK$1 and was wholly owned by Mr. Leung. On May 8, 2024, pursuant to the Reorganization Agreement, Mr. Leung disposed of his entire interest in Metaverse to Everbright International as mentioned above.

On December 30, 2024, 619 Ordinary Shares were allotted and issued to Everbright Global at par value of US$1.0 each. On the same day, pursuant to a share subscription agreement between the Company and 6 other subscribers, (the “Subscribers”), 280 Ordinary Shares were allotted and issued to the Subscribers for a total consideration of HK$2,800,000 (approximately US$358,056). All these Ordinary Shares rank pari-passu with the exiting shares in all respects.

On January 20, 2025, the Company authorized a share split, changing its share capital from US$50,000 divided into 50,000 shares of a par value of US$1.00 each, to US$50,000 divided into 1,250,000,000 shares of a par value of US$0.00004 each. Under the share split, each ordinary share of the Company was sub-divided to 25,000 ordinary shares of the Company.

Thereafter, there were a total of 25,000,000 Ordinary Shares in issue and outstanding in the share capital of the Company.

As of the December 31, 2025 the Company’s shareholders are as follows:

Name of shareholder	Percentage of interest
Everbright Digital Global Limited	67.52
Dominari Securities LLC	6.24
Voyage Advisors Limited	4.59
Value Global Gain Limited	4.59
Real Treasure Corporation Limited	4.31
Mighty Leader Capital Limited	4.31
Well Fortune Industries Limited	4.41
Emperor Victory Capital Limited	4.03

On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.

Metaverse have been providing marketing services. During the periods covered in these consolidated financial statements, the control of the entities has remained consistent, with Dr. Leung always exercising control. Consequently, the combination has been considered as a corporate restructuring (“Reorganization”) of entities under common control. In compliance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods during which they were under common control. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.

The consolidation of Everbright Digital Holding Limited and its subsidiaries has been accounted for at historical cost and prepared as if the aforementioned transactions had been effective from the beginning of the first period presented in the accompanying consolidated financial statements.